Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, د.إ in Millions, $ in Millions				12 Months Ended
	Mar. 01, 2022 USD ($)	Mar. 02, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Aug. 22, 2025 MXN ($)	May 30, 2025	Mar. 01, 2022 AED (د.إ)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities				$ 44,403,722	$ 36,903,722		$ 31,255,588
Description of derivative instruments variable interest rate basis				variable TIIE funding rate plus 48 basis points, the principal payment will be due at maturity on August 18, 2028
Derivative financial instrument basis points											54.00%
Unsecured credit agreement										$ 8,500,000
Interest rate										9.02%
Gain (loss) on derivative financial instruments				$ 0	0		0
Debt instrument interest rate period									SOFR 1-month rate
Second Loan [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.785%											1.785%
Debt securities, value	$ 30.0
Borrowings Interest Rate Bearing Loan	2.85%											2.85%
M B J Airports Limited [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value	$ 34.0
Debt instrument interest rate period	30-day Libor interest rate
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.59%											1.59%
Debt securities, value | د.إ												د.إ 4.0
Borrowings Interest Rate Bearing Loan	3.10%											3.10%
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value				$ 0	4,583		60,718
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		6.33%	8.03%
SOFR 1-Month Interest Plus 3.10% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis	3.10
Interest rate	1.59%											1.59%
Debt securities, value	$ 4.0
Borrowings Interest Rate Bearing Loan	3.10%											3.10%
Debt instrument interest rate period	SOFR 1-month interest plus 3.10%
SOFR 1-Month Plus 2.85% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.785%											1.785%
Debt securities, value	$ 30.0
Borrowings Interest Rate Bearing Loan	2.85%											2.85%
Debt instrument interest rate period	SOFR 1-month plus 2.85%
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis				these certificates were placed at a variable rate of 28-day TIIE plus 45 basis points
Debt instrument interest rate			8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)					23,715		101,504
TIIE Rate Plus 17 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis				these certificates were issued at a variable rate of 28-day TIIE plus 17 basis points
Debt instrument interest rate		6.332%
TIIE Rate Plus 17 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)				$ 12,763	$ 146,711		$ 152,487
SOFR 1-Month According To Agreed Fixed Rate [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives				$ 500		$ 1.4		$ 0.1
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value		$ 3,000,000	$ 3,000,000